Trade Payables (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable [Line Items]
Trade payables	BRL 5,035,793	BRL 4,359,785
Infrastructure Network And Plant Maintenance Materials
Accounts Payable [Line Items]
Trade payables	1,282,493	1,708,777
Service
Accounts Payable [Line Items]
Trade payables	3,059,394	1,985,629
Rental Of Polls And Rights -Of- Way
Accounts Payable [Line Items]
Trade payables	372,103	445,642
Other
Accounts Payable [Line Items]
Trade payables	BRL 321,803	BRL 219,737